Debt	3 Months Ended
Mar. 31, 2023
Debt
Debt

3. Debt

As of March 31, 2023, the Company had three loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 19 vessels as of March 31, 2023. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as of March 31, 2023 and December 31, 2022 were as follows:

	As of
In thousands of U.S. Dollars	March 31, 2023	December 31, 2022
Nordea/SEB Revolving Facility	—	22,500
ABN/CACIB Joint Bank Facility	101,571	104,927
ABN AMRO Revolving Facility	—	3,184
Total debt	101,571	130,611
Deferred finance fees	(1,692)	(1,815)
Net total debt	99,879	128,796
Current portion of long-term debt	13,426	13,429
Current portion of deferred finance fees	(210)	(502)
Total current portion of long-term debt	13,216	12,927
Non-current portion of long-term debt	86,663	115,869

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2023
2023(1)	10,072
2024	13,429
2025	13,429
2026	13,429
2027	51,212
101,571

(1) Nine-month period ending December 31, 2023.

3.      Debt (continued)

Nordea / SEB Revolving Facility

On August 5, 2022, 12 of ASC’s subsidiaries entered into a $185 million sustainability-linked revolving credit facility with Nordea Bank AB (publ) (“Nordea”) and Skandinaviska Enskilda Banken AB (publ) (“SEB”) (the “Nordea / SEB Revolving Facility”), the proceeds of which were used to refinance 12 vessels, including six vessels financed under lease arrangements. Interest is calculated at a rate of SOFR plus 2.5%. The revolving facility may be drawn down or repaid with five days‘ notice.  The revolving credit facility matures in June 2027. As of March 31, 2023, none of the revolving credit facility was drawn down with $175.8 million undrawn.

ABN/CACIB Joint Bank Facility

On August 5, 2022, seven of ASC’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN AMRO Bank N.V (“ABN AMRO”) and Credit Agricole Corporate and Investment Bank (“CACIB”) (the “ABN/CACIB Joint Bank Facility”), the proceeds of which were used to finance seven vessels, including three vessels financed under lease arrangements. Interest is calculated at SOFR plus 2.5%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final installment. The loan facility matures in August 2027.

ABN AMRO Revolving Facility

On August 9, 2022, the Company entered into a new sustainability-linked $15 million revolving credit facility with ABN AMRO (the “ABN AMRO Revolving Facility”) to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in August 2025 with further options for extension.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as of March 31, 2023 was $18.8 million;

●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is not less than 130% of the debt outstanding for the applicable facility;
●	maintain a corporate net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as of March 31, 2023 and December 31, 2022.